UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21722

Name of Fund:  BlackRock Enhanced Equity Yield Fund, Inc. (EEF)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 -   Schedule of Investments


BlackRock Enhanced Equity Yield Fund, Inc.

Schedule of Investments as of September 30, 2007 (Unaudited)

                                          Shares
Industry                                    Held    Common Stocks                                                           Value
Aerospace & Defense - 3.4%                24,000    Boeing Co.                                                      $   2,519,760
                                           7,100    General Dynamics Corp.                                                599,737
                                          22,100    Honeywell International, Inc.                                       1,314,287
                                          21,000    L-3 Communications Holdings, Inc.                                   2,144,940
                                          19,600    Lockheed Martin Corp.                                               2,126,404
                                          29,700    Northrop Grumman Corp.                                              2,316,600
                                          28,200    United Technologies Corp.                                           2,269,536
                                                                                                                    -------------
                                                                                                                       13,291,264

Air Freight & Logistics - 1.2%            59,600    United Parcel Service, Inc. Class B                                 4,475,960

Auto Components - 0.2%                     5,600    Johnson Controls, Inc.                                                661,416

Automobiles - 0.5%                       140,500    Ford Motor Co. (b)                                                  1,192,845
                                          16,300    General Motors Corp.                                                  598,210
                                                                                                                    -------------
                                                                                                                        1,791,055

Beverages - 1.7%                          29,100    Anheuser-Busch Cos., Inc.                                           1,454,709
                                          56,900    The Coca-Cola Co.                                                   3,270,043
                                          25,600    PepsiCo, Inc.                                                       1,875,456
                                                                                                                    -------------
                                                                                                                        6,600,208

Biotechnology - 1.7%                      51,500    Amgen, Inc. (b)                                                     2,913,355
                                          11,600    Biogen Idec, Inc. (b)                                                 769,428
                                          11,000    Celgene Corp. (b)                                                     784,410
                                           8,600    Genzyme Corp. (b)                                                     532,856
                                          40,000    Gilead Sciences, Inc. (b)                                           1,634,800
                                                                                                                    -------------
                                                                                                                        6,634,849

Capital Markets - 1.9%                    72,200    American Capital Strategies Ltd.                                    3,085,106
                                          20,700    The Goldman Sachs Group, Inc.                                       4,486,518
                                                                                                                    -------------
                                                                                                                        7,571,624

Chemicals - 2.0%                          20,700    Air Products & Chemicals, Inc.                                      2,023,632
                                          48,300    The Dow Chemical Co.                                                2,079,798
                                          47,600    E.I. du Pont de Nemours & Co.                                       2,359,056
                                          18,000    PPG Industries, Inc.                                                1,359,900
                                                                                                                    -------------
                                                                                                                        7,822,386

Commercial Banks - 3.4%                   15,400    BB&T Corp.                                                            622,006
                                          17,700    Comerica, Inc.                                                        907,656
                                           9,700    HSBC Holdings Plc (c)                                                 898,220
                                          11,100    KeyCorp                                                               358,863
                                          16,300    National City Corp.                                                   408,967
                                          20,000    Regions Financial Corp.                                               589,600
                                         140,900    U.S. Bancorp                                                        4,583,477
                                          54,200    Wachovia Corp.                                                      2,718,130
                                          60,700    Wells Fargo & Co.                                                   2,162,134
                                                                                                                    -------------
                                                                                                                       13,249,053

Commercial Services & Supplies - 0.1%      6,400    Monster Worldwide, Inc. (b)                                           217,984

Communications Equipment - 3.7%           15,971    Ciena Corp. (b)                                                       608,176
                                         172,000    Cisco Systems, Inc. (b)                                             5,694,920
                                          52,100    Corning, Inc.                                                       1,284,265
                                         132,500    Motorola, Inc.                                                      2,455,225
                                         103,300    QUALCOMM, Inc.                                                      4,365,458
                                                                                                                    -------------
                                                                                                                       14,408,044

Computers & Peripherals - 3.5%            11,900    Apple Computer, Inc. (b)                                            1,827,126
                                          64,300    Dell, Inc. (b)                                                      1,774,680
                                         125,800    EMC Corp. (b)                                                       2,616,640
                                          74,200    Hewlett-Packard Co.                                                 3,694,418
                                          11,000    International Business Machines Corp.                               1,295,800
                                          33,600    SanDisk Corp. (b)                                                   1,851,360
                                         126,900    Sun Microsystems, Inc. (b)                                            711,909
                                                                                                                    -------------
                                                                                                                       13,771,933

Consumer Finance - 0.3%                   11,500    American Express Co.                                                  682,755
                                          23,700    Discover Financial Services, Inc.                                     492,960
                                                                                                                    -------------
                                                                                                                        1,175,715

Containers & Packaging - 0.2%             21,200    Packaging Corp. of America                                            616,284
                                           8,300    Pactiv Corp. (b)                                                      237,878
                                                                                                                    -------------
                                                                                                                          854,162

Diversified Financial Services - 5.1%    123,800    Bank of America Corp.                                               6,223,426
                                         198,800    Citigroup, Inc.                                                     9,277,996
                                          92,400    JPMorgan Chase & Co.                                                4,233,768
                                                                                                                    -------------
                                                                                                                       19,735,190

Diversified Telecommunication            174,590    AT&T Inc.                                                           7,386,903
Services - 4.5%                          147,006    Chunghwa Telecom Co. Ltd. (c)                                       2,716,676
                                         210,500    Citizens Communications Co.                                         3,014,360
                                          16,691    Embarq Corp.                                                          928,020
                                          82,190    Verizon Communications, Inc.                                        3,639,373
                                                                                                                    -------------
                                                                                                                       17,685,332

Electric Utilities - 1.2%                 11,300    American Electric Power Co., Inc.                                     520,704
                                           5,600    Entergy Corp.                                                         606,424
                                          19,100    Exelon Corp.                                                        1,439,376
                                          25,300    FPL Group, Inc.                                                     1,540,264
                                           8,600    FirstEnergy Corp.                                                     544,724
                                                                                                                    -------------
                                                                                                                        4,651,492

Electrical Equipment - 0.2%               12,400    Rockwell Automation, Inc.                                             861,924

Electronic Equipment &                    29,925    Tyco Electronics Ltd.                                               1,060,243
Instruments - 0.3%

Energy Equipment & Services - 2.5%         9,600    Baker Hughes, Inc.                                                    867,552
                                           5,000    National Oilwell Varco, Inc. (b)                                      722,500
                                          21,100    Schlumberger Ltd.                                                   2,215,500
                                          41,100    Smith International, Inc.                                           2,934,540
                                          27,400    Transocean, Inc. (b)                                                3,097,570
                                                                                                                    -------------
                                                                                                                        9,837,662

Food & Staples Retailing - 1.2%           43,720    CVS/Caremark Corp.                                                  1,732,624
                                          27,600    Wal-Mart Stores, Inc.                                               1,204,740
                                          38,800    Walgreen Co.                                                        1,832,912
                                                                                                                    -------------
                                                                                                                        4,770,276

Food Products - 1.3%                      16,600    ConAgra Foods, Inc.                                                   433,758
                                          79,621    Kraft Foods, Inc.                                                   2,747,721
                                         117,400    Sara Lee Corp.                                                      1,959,406
                                                                                                                    -------------
                                                                                                                        5,140,885

Health Care Equipment                     42,000    Baxter International, Inc.                                          2,363,760
& Supplies - 2.6%                         18,400    Becton Dickinson & Co.                                              1,509,720
                                          44,046    Boston Scientific Corp. (b)                                           614,442
                                          29,925    Covidien Ltd.                                                       1,241,887
                                          46,300    Medtronic, Inc.                                                     2,611,783
                                          20,800    Zimmer Holdings, Inc. (b)                                           1,684,592
                                                                                                                    -------------
                                                                                                                       10,026,184

Health Care Providers & Services - 1.3%   16,300    Aetna, Inc.                                                           884,601
                                          18,200    Express Scripts, Inc. (b)                                           1,015,924
                                          12,600    Medco Health Solutions, Inc. (b)                                    1,138,914
                                          40,600    UnitedHealth Group, Inc.                                            1,966,258
                                                                                                                    -------------
                                                                                                                        5,005,697

Hotels, Restaurants & Leisure - 1.7%      35,500    Carnival Corp.                                                      1,719,265
                                          87,200    Starbucks Corp. (b)                                                 2,284,640
                                          39,400    Starwood Hotels & Resorts Worldwide, Inc.                           2,393,550
                                           7,300    Wendy's International, Inc.                                           254,843
                                                                                                                    -------------
                                                                                                                        6,652,298

Household Durables - 0.8%                  1,900    Black & Decker Corp.                                                  158,270
                                          22,700    Fortune Brands, Inc.                                                1,849,823
                                           2,200    KB Home                                                                55,132
                                          35,000    Tupperware Corp.                                                    1,102,150
                                                                                                                    -------------
                                                                                                                        3,165,375

Household Products - 1.7%                 95,342    The Procter & Gamble Co.                                            6,706,356

IT Services - 0.6%                        40,300    Automatic Data Processing, Inc.                                     1,850,979
                                           6,400    Cognizant Technology Solutions Corp. (b)                              510,528
                                                                                                                    -------------
                                                                                                                        2,361,507

Industrial Conglomerates - 4.9%           38,500    3M Co.                                                              3,602,830
                                         332,300    General Electric Co.                                               13,757,220
                                          37,125    Tyco International Ltd.                                             1,646,123
                                                                                                                    -------------
                                                                                                                       19,006,173

Insurance - 4.7%                          47,000    The Allstate Corp.                                                  2,687,930
                                          73,500    American International Group, Inc.                                  4,972,275
                                          26,600    Hartford Financial Services Group, Inc.                             2,461,830
                                          36,300    Lincoln National Corp.                                              2,394,711
                                          75,500    Marsh & McLennan Cos., Inc.                                         1,925,250
                                          62,000    The Progressive Corp.                                               1,203,420
                                          49,600    The Travelers Cos., Inc.                                            2,496,864
                                                                                                                    -------------
                                                                                                                       18,142,280

Internet & Catalog Retail - 0.2%           6,400    Amazon.com, Inc. (b)                                                  596,160

Internet Software & Services - 2.3%       78,800    eBay, Inc. (b)                                                      3,074,776
                                           9,330    Google, Inc. Class A (b)                                            5,292,629
                                          23,100    Yahoo! Inc. (b)                                                       620,004
                                                                                                                    -------------
                                                                                                                        8,987,409

Leisure Equipment & Products - 0.4%       64,000    Eastman Kodak Co.                                                   1,712,640

Life Sciences Tools & Services - 0.7%     37,000    Charles River Laboratories International, Inc. (b)                  2,077,550
                                          12,000    Thermo Fisher Scientific, Inc. (b)                                    692,640
                                                                                                                    -------------
                                                                                                                        2,770,190

Machinery - 0.3%                           8,400    Deere & Co.                                                         1,246,728

Media - 3.1%                              79,650    CBS Corp. Class B                                                   2,508,975
                                           1,405    Citadel Broadcasting Corp.                                              5,845
                                         103,200    Comcast Corp. Class A (b)                                           2,495,376
                                          60,600    The DIRECTV Group, Inc. (b)                                         1,471,368
                                           7,714    Idearc, Inc.                                                          242,759
                                         129,300    Regal Entertainment Group Series A                                  2,838,135
                                          26,100    Time Warner, Inc.                                                     479,196
                                          34,650    Viacom, Inc. Class B (b)                                            1,350,310
                                          18,300    Walt Disney Co.                                                       629,337
                                                                                                                    -------------
                                                                                                                       12,021,301

Metals & Mining - 1.2%                    30,700    Alcoa, Inc.                                                         1,200,984
                                          13,400    Allegheny Technologies, Inc.                                        1,473,330
                                          13,700    Freeport-McMoRan Copper & Gold, Inc. Class B                        1,436,993
                                           8,500    Nucor Corp.                                                           505,495
                                                                                                                    -------------
                                                                                                                        4,616,802

Multi-Utilities - 0.9%                    12,000    Ameren Corp.                                                          630,000
                                          32,400    Consolidated Edison, Inc.                                           1,500,120
                                           8,200    Dominion Resources, Inc.                                              691,260
                                           7,200    Public Service Enterprise Group, Inc.                                 633,528
                                                                                                                    -------------
                                                                                                                        3,454,908

Multiline Retail - 0.5%                    8,500    Family Dollar Stores, Inc.                                            225,760
                                          24,300    Macy's, Inc.                                                          785,376
                                           2,800    Sears Holdings Corp. (b)                                              356,160
                                           9,700    Target Corp.                                                          616,629
                                                                                                                    -------------
                                                                                                                        1,983,925

Oil, Gas & Consumable Fuels - 10.3%       30,400    Anadarko Petroleum Corp. (e)                                        1,634,000
                                           9,700    Apache Corp.                                                          873,582
                                          79,806    Chevron Corp.                                                       7,468,245
                                          66,000    ConocoPhillips                                                      5,792,820
                                          33,000    Devon Energy Corp.                                                  2,745,600
                                          17,200    EOG Resources, Inc.                                                 1,244,076
                                         121,900    Exxon Mobil Corp.                                                  11,283,064
                                          22,800    Hess Corp.                                                          1,516,884
                                          53,200    Marathon Oil Corp.                                                  3,033,464
                                          69,900    Nordic American Tanker Shipping Ltd.                                2,742,876
                                          15,600    Valero Energy Corp.                                                 1,048,008
                                          12,000    XTO Energy, Inc.                                                      742,080
                                                                                                                    -------------
                                                                                                                       40,124,699

Paper & Forest Products - 0.7%            52,500    International Paper Co.                                             1,883,175
                                          14,200    MeadWestvaco Corp.                                                    419,326
                                           8,000    Weyerhaeuser Co.                                                      578,400
                                                                                                                    -------------
                                                                                                                        2,880,901

Pharmaceuticals - 6.7%                    43,200    Abbott Laboratories (e)                                             2,316,384
                                         120,000    Bristol-Myers Squibb Co.                                            3,458,400
                                          40,600    Eli Lilly & Co.                                                     2,311,358
                                          86,800    Johnson & Johnson                                                   5,702,760
                                          85,800    Merck & Co., Inc.                                                   4,435,002
                                         313,100    Pfizer, Inc.                                                        7,649,033
                                                                                                                    -------------
                                                                                                                       25,872,937

Real Estate Investment Trusts             32,900    Annaly Capital Management, Inc.                                       524,097
(REITs) - 1.1%                             8,200    Equity Residential                                                    347,352
                                          59,200    Hospitality Properties Trust                                        2,406,480
                                          25,200    Plum Creek Timber Co., Inc.                                         1,127,952
                                                                                                                    -------------
                                                                                                                        4,405,881

Semiconductors & Semiconductor           229,500    Intel Corp.                                                         5,934,870
Equipment - 3.7%                          28,800    Lam Research Corp. (b)                                              1,533,888
                                          39,400    Linear Technology Corp.                                             1,378,606
                                          57,700    National Semiconductor Corp.                                        1,564,824
                                          69,150    Nvidia Corp. (b)                                                    2,505,996
                                          40,600    Texas Instruments, Inc.                                             1,485,554
                                                                                                                    -------------
                                                                                                                       14,403,738

Software - 3.5%                           41,500    Autodesk, Inc. (b)                                                  2,073,755
                                          19,200    Electronic Arts, Inc. (b)                                           1,075,008
                                         238,500    Microsoft Corp.                                                     7,026,210
                                         112,100    Oracle Corp. (b)                                                    2,426,965
                                          50,000    Symantec Corp. (b)                                                    969,000
                                                                                                                    -------------
                                                                                                                       13,570,938

Specialty Retail - 0.6%                   64,800    Home Depot, Inc.                                                    2,102,112
                                           5,920    TravelCenters of America LLC (b)                                      192,992
                                                                                                                    -------------
                                                                                                                        2,295,104

Textiles, Apparel & Luxury Goods - 0.5%   11,900    Coach, Inc. (b)                                                       562,513
                                          18,800    Hanesbrands, Inc. (b)                                                 527,528
                                           8,500    VF Corp.                                                              686,375
                                                                                                                    -------------
                                                                                                                        1,776,416

Thrifts & Mortgage Finance - 1.6%         37,900    Fannie Mae                                                          2,304,699
                                          44,100    Freddie Mac                                                         2,602,341
                                          21,500    New York Community Bancorp, Inc.                                      409,575
                                          25,200    Washington Mutual, Inc.                                               889,812
                                                                                                                    -------------
                                                                                                                        6,206,427

Tobacco - 2.4%                            59,600    Altria Group, Inc.                                                  4,143,988
                                          34,700    Reynolds American, Inc.                                             2,206,573
                                          57,300    UST, Inc.                                                           2,842,080
                                                                                                                    -------------
                                                                                                                        9,192,641
                                                    Total Common Stocks
                                                    (Cost - $352,666,406) - 99.1%                                     385,454,272

                                      Beneficial
                                        Interest    Short-Term Securities
                                   $   9,279,880    BlackRock Liquidity Series, LLC Money
                                                    Market Series, 5.26% (a)(d)                                         9,279,880

                                                    Total Short-Term Securities
                                                    (Cost - $9,279,880) - 2.4%                                          9,279,880

                                                    Total Investments Before Options Written
                                                    (Cost - $361,946,286) - 101.5%                                    394,734,152

                                       Number of
                                       Contracts    Options Written
Call Options Written                         250    S&P 500 Index, expiring October 2007 at USD 1450                  (2,177,500)
                                           1,025    S&P 500 Index, expiring October 2007 at USD 1550                  (1,363,250)

                                                    Total Options Written
                                                    (Premiums Received - $3,342,675) - (0.9%)                         (3,540,750)

                                                    Total Investments, Net of Options Written
                                                    (Cost - $358,603,611*) - 100.6%                                   391,193,402
                                                    Liabilities in Excess of Other Assets - (0.6%)                    (2,397,897)
                                                                                                                    -------------
                                                    Net Assets - 100.0%                                             $ 388,795,505
                                                                                                                    =============




 * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $ 358,723,756
                                             =============
    Gross unrealized appreciation            $  43,915,204
    Gross unrealized depreciation             (11,445,558)
                                             -------------
    Net unrealized appreciation              $  32,469,646
                                             =============

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

    Affiliate                        Net Activity          Interest Income

    BlackRock Liquidity Series, LLC
    Money Market Series                 $ 382,607                $ 827,464

(b) Non-income producing security.

(c) Depositary receipts.

(d) Represents the current yield as of September 30, 2007.

(e) Security held as collateral in connection with open financial futures contracts.

 o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

 o Financial futures contracts sold as of September 30, 2007 were as follows:

    Number of                     Expiration          Face         Unrealized
    Contracts   Issue                Date             Value       Depreciation

    10        S&P 500 Index     December 2007       $ 3,762,986     $ (82,264)



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Enhanced Equity Yield Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Enhanced Equity Yield Fund, Inc.


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Enhanced Equity Yield Fund, Inc.


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Enhanced Equity Yield Fund, Inc.


Date: November 20, 2007